As filed with the Securities and Exchange Commission on July 25, 2014.

Securities Act File No. 333-180870
Investment Company File No. 811-22698

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1940	☒
Amendment No. 63	☒

(Check appropriate box or boxes)

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, D.C. 20006-1806

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on August 4, 2014 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485 .

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 4, 2014, the effectiveness of Post-Effective Amendment No. 43 (“PEA No. 43”), which was filed with the Commission via EDGAR Accession No. 0001144204-14-022475 on April 14, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 43 by means of this filing, Parts A, B and C of PEA No. 43 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Max Thomson Reuters Venture Capital Fund (formerly, Krane Thomson Reuters Venture Capital Fund) is incorporated herein by reference to Part A of PEA No. 43.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Max Thomson Reuters Venture Capital Fund (formerly, Krane Thomson Reuters Venture Capital Fund) is incorporated herein by reference to Part B of PEA No. 43.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 43.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 25th day of July, 2014.

KraneShares Trust

/s/Jonathan Krane
Jonathan Krane

Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/Jonathan Krane	Trustee, Principal Executive Officer	July 25, 2014
Jonathan Krane	and Principal Financial Officer

/s/ Robb T. Doub*	Trustee	July 25, 2014
Robb T. Doub

/s/ John Ferguson*	Trustee	July 25, 2014
John Ferguson

/s/ Chris Ruppenstein*	Trustee	July 25, 2014
Chris Ruppenstein

/s/ Matthew Stroyman*	Trustee	July 25, 2014
Matthew Stroyman

* /s/Jonathan Krane

    Jonathan Krane

*                Attorney-in-Fact pursuant to powers of attorney dated November 8, 2012 and July 10, 2013.